PROPERTY AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
Property, Plant and Equipment [Line Items]
Total gross, excluding construction in progress	$ 4,242		¥ 26,963		¥ 27,679
Less: Accumulated depreciation	(1,537)		(8,728)		(10,028)
Total net, excluding construction in progress	2,705		18,235		17,651
Property and equipment, net	2,953		18,868		19,267
Depreciation expense	374	¥ 2,441	2,059	¥ 2,357
Impairment charges recognized on property and equipment		¥ 0	0	¥ 0
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,457		16,029		16,029
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross			52
Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,706		10,352		11,133
Motor vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, gross	79		530		517
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 248		¥ 633		¥ 1,616